Segment Information - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	$ 4,659	$ 4,315	$ 750
Grant revenue	0	513	2,580
Total revenue	4,659	4,828	3,330
General and administrative expenses	(46,618)	(71,469)	(53,295)
Research and development expenses	(56,567)	(69,454)	(96,235)
Total operating expenses	(103,185)	(140,923)	(149,530)
Operating income/(loss)	(98,527)	(136,095)	(146,199)
Other income/(expense):
Gain on deconsolidation of subsidiary	0	151,808	61,787
Gain/(loss) on investments held at fair value	38,485	(2,398)	77,945
Realized gain/(loss) on sale of investments	375	151	(122)
Gain/(loss) on investments in notes from associates	(3,628)	13,131	(27,630)
Other income/(expense)	1,331	961	(908)
Other income/(expense)	36,564	163,652	111,072
Net finance income/(costs)	(32,735)	4,773	5,078
Share of net income/(loss) of associates accounted for using the equity method	(17,928)	(8,754)	(6,055)
Gain/(loss) on dilution of ownership interest in associates	1,699	199	0
Income/(loss) before taxes	(110,927)	23,774	(36,103)
Available Funds
Cash and cash equivalents	252,470	280,641	191,081	$ 149,866
Short-term investments	24,829	86,666
Wholly-Owned Programs
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0	0
Grant revenue		513	270
Total revenue	0	513	270
General and administrative expenses	(11,401)	(8,888)	(13,203)
Research and development expenses	(55,900)	(56,849)	(87,069)
Total operating expenses	(67,301)	(65,737)	(100,272)
Operating income/(loss)	(67,301)	(65,224)	(100,002)
Available Funds
Cash and cash equivalents	6,361	9,062
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	6,361	9,062
Controlled Founded Entities
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0	750
Grant revenue		0	0
Total revenue	0	0	750
General and administrative expenses	(120)	(173)	(562)
Research and development expenses	(701)	(672)	(672)
Total operating expenses	(821)	(845)	(1,233)
Operating income/(loss)	(821)	(845)	(483)
Available Funds
Cash and cash equivalents	116	432
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	116	432
Parent Company and Other
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	4,659	4,315	0
Grant revenue		0	2,310
Total revenue	4,659	4,315	2,310
General and administrative expenses	(35,097)	(62,408)	(39,530)
Research and development expenses	34	(11,933)	(8,494)
Total operating expenses	(35,063)	(74,341)	(48,024)
Operating income/(loss)	(30,405)	(70,026)	(45,714)
Available Funds
Cash and cash equivalents	245,993	271,148
Short-term investments	24,829	86,666
Consolidated cash, cash equivalents and short-term investments	270,822	357,814
Operating segments
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	4,659	4,315	750
Grant revenue		513	2,580
Total revenue	4,659	4,828	3,330
General and administrative expenses	(46,618)	(71,469)	(53,295)
Research and development expenses	(56,567)	(69,454)	(96,235)
Total operating expenses	(103,185)	(140,923)	(149,530)
Operating income/(loss)	(98,527)	(136,095)	(146,199)
Other income/(expense):
Gain on deconsolidation of subsidiary		151,808	61,787
Gain/(loss) on investments held at fair value	38,485	(2,398)	77,945
Realized gain/(loss) on sale of investments	375	151	(122)
Gain/(loss) on investments in notes from associates	(3,628)	13,131	(27,630)
Other income/(expense)	1,331	961	(908)
Other income/(expense)	36,564	163,652	111,072
Net finance income/(costs)	(32,735)	4,773	5,078
Share of net income/(loss) of associates accounted for using the equity method	(17,928)	(8,754)	(6,055)
Gain/(loss) on dilution of ownership interest in associates	1,699	199
Income/(loss) before taxes	(110,927)	23,774	$ (36,103)
Available Funds
Cash and cash equivalents	252,470	280,641
Short-term investments	24,829	86,666
Consolidated cash, cash equivalents and short-term investments	$ 277,299	$ 367,307